Equity (Composition) (Details) - shares shares in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Number of Ordinary shares of Israeli Shekel 1 par value (in millions) [Member]
Disclosure of classes of share capital [Line Items]
Number of shares authorized	1,485		1,485
Number of shares issued and paid	1,305	[1]	1,305	[1]	1,305
Number of Special State share of Israeli Shekel 1 par value [Member]
Disclosure of classes of share capital [Line Items]
Number of shares authorized	1		1
Number of shares issued and paid	1		1

[1]	For information regarding the amount of treasury shares, see Note 19.G.(1).